CONTINGENCIES	6 Months Ended
Jun. 30, 2021
Contingent Liabilities [Abstract]
CONTINGENCIES
18 ■ Contingencies

Certain conditions may exist as of the date the financial statements are issued that may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The impact of any resulting loss from such matters affecting these financial statements and noted below may be material.
Except as noted below, no material changes have occurred with respect to the matters disclosed in Note 36 “Contingencies” to the 2020 Annual Financial Statements, and no new contingencies have occurred that are material to the Company since the issuance of the 2020 Annual Financial Statements.
The description set out below should be read in conjunction with Note 36 “Contingencies” to the 2020 Annual Financial Statements.

Litigation and Claims Update
Proposed Canadian Securities Class Actions (Pascua-Lama)
On February 19, 2021, the Ontario Court of Appeal allowed the proposed representative Plaintiffs’ appeal in part. The Ontario Court of Appeal set aside the Ontario Superior Court’s decision dismissing statutory secondary market misrepresentation claims pertaining to the Company’s capital cost and scheduling estimates as well as to certain accounting and financial reporting issues, and remitted to the Ontario Superior Court the issue of whether leave to proceed should be granted in respect of those claims. The Ontario Court of Appeal upheld the Ontario Superior Court’s decision dismissing statutory secondary market misrepresentation claims pertaining to certain environmental matters in Chile. The Company subsequently filed an application for leave to appeal to the Supreme Court of Canada.
On July 29, 2021, the Supreme Court of Canada dismissed Barrick’s application for leave to appeal. As a result, the case will go back to the Ontario Superior Court, which will determine anew whether to grant leave to proceed with the balance of the Plaintiffs’ statutory secondary market misrepresentations claims.
The motion for class certification in Ontario has not yet been heard. The Ontario Superior Court has indicated that it currently does not intend to hear that motion until after the Plaintiffs’ motion for leave to proceed in respect of the balance of their statutory secondary market misrepresentation claims is determined.
The Company intends to vigorously defend the proposed Canadian securities class actions. No amounts have been recorded for any potential liability arising from these matters, as the Company cannot reasonably predict the outcome.

Veladero - Operational Incidents and Associated Proceedings
Regulatory Proceedings and Actions
Federal Amparo Action
The Federal Court ordered the resumption of the proceedings on February 19, 2021.

Criminal Matters
Provincial Criminal Proceedings
On June 21, 2021, the Court issued a decision dismissing all charges against the defendants.

Veladero – Tax Assessment and Criminal Charges
On June 2, 2021 the trial court issued a decision dismissing the Criminal Tax Case against the directors. the Argentinean Federal Tax Authority ("AFIP") appealed and the Company's response to the appeal was filed July 25, 2021.

Writ of Kalikasan
One additional judicial affidavit was delivered by the Petitioners by February 10, 2021 and the Petitioners manifested their intention to introduce additional evidence without judicial affidavits. The Company objected to Petitioners’ manifested intention as well as to the admissibility of the additional judicial affidavit delivered by the Petitioners.
On February 17, 2021, the Province of Marinduque filed a Motion to Implead asking the Court of Appeal to add Marcopper Mining Corporation as a respondent. On March 1, 2021, the Company filed both a Manifestation submitting that the Motion to Implead is premature in light of the Company’s Motion for Partial Reconsideration filed February 9, 2021, and an Opposition to the Motion to Implead. The February 24, 2021 hearing date did not proceed.
On March 26, 2021, the Company filed a Petition for Certiorari in the Supreme Court seeking to set aside the
Court of Appeals’ rulings of November 25, 2020 and January 21, 2021 relating to the Petitioners’ ability to call additional witnesses and file additional judicial affidavits.
On June 14, 2021, the Court of Appeals released a Resolution denying the Company's Motion for Partial Reconsideration filed February 9, 2021 as well as the Province of Marinduque's Motion to Implead Marcopper Mining Corporation as a respondent.
On June 25, 2021, the Company filed a Return Ad Cautelam in response to the Province of Marinduque's Petition for Intervention.
The Petitioners' evidence is now complete and the Court has set a schedule for the Petitioners to file their formal offer of evidence. The next trial date has not been scheduled.
No amounts have been recorded for any potential liability under this matter, as the Company cannot reasonably predict the outcome. The Company intends to continue to defend the action vigorously.

Reko Diq Arbitration
On March 16, 2021, the International Centre for Settlement of Investment Disputes (“ICSID”) registered a request for revision filed by the Government of Pakistan, resulting in a provisional stay on enforcement of the ICSID Award. The original panel that decided the case has reconstituted itself to hear the revision request. Tethyan Copper Company Pty Limited (“TCC”), the joint venture entity that holds Barrick’s 50% interest in the Reko Diq project, is vigorously opposing the revision request.
The Annulment Committee held its merits hearing on May 26 through 29, 2021. The decision of the Annulment Committee is pending.
The Company cannot reasonably estimate the financial effect of the ICSID Award. No amounts have been recognized at this time.

Porgera Special Mining Lease Extension
On April 25, 2020, the Porgera Gold Mine was put on care and maintenance, after BNL, the 95% owner and operator of the Porgera joint venture, received a communication from the Government of Papua New Guinea that its application for a twenty year extension of the SML under which the Porgera mine was operated, previously filed in June of 2017, had been refused. While the Company believed the Government’s decision not to extend the SML was tantamount to nationalization without due process and in violation of the Government’s legal obligations to BNL, it nevertheless engaged in discussions with Prime Minister Marape and his Government to agree on a revised arrangement under which the Porgera Mine could be reopened, for the benefit of all stakeholders involved.
On April 9, 2021, BNL signed a binding Framework Agreement with the Independent State of Papua New Guinea and Kumul Minerals Holding Limited, a state-owned mining company, setting out the terms and conditions for the reopening of the Porgera mine. The Framework Agreement reflects the key principles previously agreed between the parties on October 15, 2020. Under the terms of the Framework Agreement, the Papua New Guinea stakeholders will receive a 51% equity stake in the Porgera mine, with the remaining 49% to be held by BNL, which will retain operatorship of the mine. The Framework Agreement also provides that Papua New Guinea stakeholders and BNL will share the economic benefits derived from the reopened Porgera Mine on a 53% and 47% basis over the remaining life of mine, respectively, and that the Government of Papua New Guinea will retain the option to acquire BNL’s 49% equity participation at fair market value after 10 years.
The provisions of the Framework Agreement will be implemented, and work to recommence full mine operations at Porgera will begin, following the execution of a number of definitive agreements and satisfaction of a number of conditions. In the meantime, under standstill arrangements contemplated by the Framework Agreement, all legal and arbitral proceedings previously initiated by the parties in relation to the Porgera dispute are to be suspended. BNL will remain in possession of the site and maintain the mine on care and maintenance.

Porgera Tax Audits
The Company remains in discussions with the IRC regarding the tax audits for 2006 through 2015 which resulted in the issuance of amended tax assessments against BNL on October 2, 2020. As previously reported, the Company has reviewed the amended assessments and concluded that there is no merit to the IRC’s tax audit adjustments, except for certain immaterial items for which a provision had already been made.
The Company has not recorded any additional estimated amounts for the potential liability arising from the amended assessments as the Company cannot reasonably predict the outcome.

Massawa Senegalese Tax Dispute
On March 10, 2021, the Company filed an application with the International Chamber of Commerce ("ICC") in Paris in accordance with the Mining Convention for Gold and Related Substances, dated November 24, 2003, pertaining to the Senegal mining code between the Government of the Republic of Senegal and the Company. On July 16, 2021, the ICC confirmed the appointment of the three arbitrators appointed to the tribunal and proceedings are expected to commence later this year.
The Company has recorded an estimated amount for the potential liability arising from this matter. In the Company’s view, it would be prejudicial to disclose the amount of that estimate as the arbitration proceedings are ongoing.